SCHEDULE OF OTHER PAYABLES AND ACCRUED LIABILITIES (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 USD ($)
Professional fees	$ 140,672	$ 324,629			$ 436,541
Promotion expenses	38,583	38,583			36,024
Payroll	17,944	21,164			22,669
Amounts held in eWallets	195,000 [1]	216,049 [1]			223,781
Tax penalty	75,000	75,000			75,000
Others	8,468	37,852			64,340
Total	$ 475,667	$ 713,277			$ 858,355
Commission payments descriptions	The eWallet is primarily for the crediting of any commission payment that falls below RM100 (or $22.70)	The eWallet is primarily for the crediting of any commission payment that falls below RM100 (or $22.70).
Commission payable, threshold | RM			RM 100	RM 100
Maximum [Member]
Commission payable, threshold | RM			RM 100	RM 100

[1]	The Company requires all members and distributors of its network marketing business to maintain an electronic wallet (eWallet) account with the Company. The eWallet is primarily for the crediting of any commission payment that falls below RM100 (or $22.70). Commission payment exceeding the RM100 threshold shall only be credited into the member’s or distributor’s eWallet upon request. The eWallet functionality allows the members to place new product orders utilizing eWallet available balance and/or request commission payout via multiple payment methods provided that each of the withdrawal amount exceeds RM100. Amounts held in eWallets are reflected on the balance sheet as a current liability.